Cash and Cash Equivalents and Marketable Securities	12 Months Ended
Jun. 30, 2025
Cash and Cash Equivalents and Marketable Securities [Abstract]
Cash and cash equivalents and marketable securities
6.	Cash and cash equivalents and marketable securities

6.1. Cash and cash equivalents

	Return	2025	2024
Cash and banks (a)	-	17,294	17,821
Selic Treasury Notes	CDI - 102%	—	5,058
Bank deposit certificates	CDI - 95% to 103%	91,868	80,398
Demand deposits	CDI - 70% and 95%	33,746	67,676
		142,908	170,953

(a)	The balance includes foreign currency of R$3,430 (R$4,695 on June 30, 2024) in the Parent Company and R$14,023 (R$16,954 on June 30, 2024) in the Consolidated.

6.2. Marketable securities

	Indexer	2025	2024
Selic Treasury Notes	Selic - 100% to 178%	16,908	22,805
Other titles	Pre-fixed	—	136
Total current		16,908	22,941

Bank deposit certificates (a)	CDI - 97% to 102%	—	15,720
Total noncurrent		—	15,720

(a)	The investments are held for the payment of financing lines contracted from BNB and cannot be redeemed until the settlement date of contracts whose term is longer than 12 months.